Fair value of financial assets and liabilities - Details of financial assets and liabilities classified into Level 3 of fair value hierarchy (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 498,004,936			₩ 480,474,396
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		525,753,320		$ 355,719,432	498,004,936		₩ 480,474,396
Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		5,484,098			4,695,688
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Ending balance		6,248,340			5,484,098		4,695,688
Gains losses from financial assets and liabilities classified as level3 that the group holds as at the end of the year		204,822			171,095		2,770
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Financial instruments measured at fair value level 3 of fair value hierarchy except for sensitivity analysis		₩ 5,655,401			₩ 4,704,747		₩ 3,196,703
Unfavorable changes in unobservable inputs in other comprehensive income		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.	The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.		The sensitivity analysis of the financial instruments has been performed by classifying with favorable and unfavorable changes based on how changes in unobservable assumptions would have effects on the fluctuations of financial instruments’ value. When the fair value of a financial instrument is affected by more than one unobservable assumption, the below table reflects the most favorable or the most unfavorable changes which resulted from varying the assumptions individually. The sensitivity analysis was performed for two types of level 3 financial instruments: (1) interest rate related derivatives, currency related derivatives, equity related derivatives, equity-linked securities beneficiary certificates and loans of which fair value changes are recognized as net income; (2) equity securities of which fair value changes are recognized as other comprehensive income.
Financial assets
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		₩ 23,758			₩ 16,693		₩ 16,400
Unfavorable changes in unobservable inputs in net income(loss)		(18,125)			(13,912)		(13,799)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		47,087			28,020		24,370
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		(32,879)			(22,302)		(17,579)
Financial assets | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		5,482,106			4,686,238		3,618,528
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					21,605
Net Income(loss)		163,734	[1]		131,602	[2]	199,758	[3]
Other comprehensive income		10,920			(6,564)		2,084
Purchases/issuances		1,637,478			1,754,687		1,709,301
Disposals/settlements		(1,045,880)			(1,099,599)		(843,401)
Transfer to or out of level 3		(1,420)	[4]		(5,863)	[4]	(32)	[5]
Ending balance		6,246,938			5,482,106		4,686,238
Financial assets at FVTPL | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		4,933,942			4,129,173		3,037,073
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					21,605
Net Income(loss)		163,734	[1]		131,602	[2]	199,758	[3]
Other comprehensive income		0			0		0
Purchases/issuances		1,431,721			1,614,777		1,706,944
Disposals/settlements		(837,010)			(957,375)		(814,570)
Transfer to or out of level 3		(4,883)	[4]		(5,840)	[4]	(32)	[5]
Ending balance		5,687,504			4,933,942		4,129,173
Debt securities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		469	[6]		21	[7]	1
Unfavorable changes in unobservable inputs in net income(loss)		(435)	[6]		(22)	[7]	0
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[6]		0	[7]	0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[6]		₩ 0	[7]	0
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes are calculated by increasing or decreasing stock price volatility by 10%, which are major unobservable variables.		Fair value changes are calculated by increasing or decreasing stock price volatility by 10%, which are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.
Debt securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 4,230			₩ 1,078		2,117
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		727	[1]		152	[2]	(40)	[3]
Other comprehensive income		0			0		0
Purchases/issuances		5,000			4,000		0
Disposals/settlements		(2,600)			(1,000)		(999)
Transfer to or out of level 3		0	[4]		0	[4]	0	[5]
Ending balance		7,357			4,230		1,078
Equity securities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		19,824	[8],[9],[10]		11,562	[7],[11]	10,146	[12],[13],[14]
Unfavorable changes in unobservable inputs in net income(loss)		(14,380)	[8],[9],[10]		(8,953)	[7],[11]	(8,079)	[12],[13],[14]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[8],[9],[10]		0	[7],[11]	0	[12],[13],[14]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[8],[9],[10]		₩ 0	[7],[11]	₩ 0	[12],[13],[14]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p), which are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p), which are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
Equity securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 353,279			₩ 307,851		₩ 303,985
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					10,628
Net Income(loss)		(3,909)	[1]		10,632	[2]	697	[3]
Other comprehensive income		0			0		0
Purchases/issuances		72,230			62,638		20,175
Disposals/settlements		(24,648)			(32,630)		(16,974)
Transfer to or out of level 3		1,947	[4]		(5,840)	[4]	(32)	[5]
Ending balance		398,899			353,279		307,851
Capital contributions | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		2,459,646			1,976,474		1,287,723
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					10,977
Net Income(loss)		89,418	[1]		65,437	[2]	103,376	[3]
Other comprehensive income		0			0		0
Purchases/issuances		565,396			655,921		703,160
Disposals/settlements		(254,369)			(249,163)		(117,785)
Transfer to or out of level 3		(6,578)	[4]		0	[4]	0	[5]
Ending balance		2,853,513			2,459,646		1,976,474
Beneficiary certificates
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		706	[15]		722	[12]	737	[12]
Unfavorable changes in unobservable inputs in net income(loss)		(705)	[15]		(722)	[12]	(737)	[12]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[15]		0	[12]	0	[12]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[15]		₩ 0	[12]	₩ 0	[12]
Description of methods and assumptions used in preparing sensitivity analysis		Even if the sensitivity analysis of the capital contributions and beneficiary certificates among equity securities is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which are underlying assets and discount rate by 1%p.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates among equity securities is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which are underlying assets and discount rate by 1%p.	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.		Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
Beneficiary certificates | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,705,965			₩ 1,458,776		₩ 1,104,074
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		58,640	[1]		3,534	[2]	(2,922)	[3]
Other comprehensive income		0			0		0
Purchases/issuances		403,439			280,435		98,420
Disposals/settlements		(62,632)			(36,780)		259,204
Transfer to or out of level 3		(252)	[4]		0	[4]	0	[5]
Ending balance		2,105,160			1,705,965		1,458,776
Loans
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		155	[8]		202	[11]	203	[13]
Unfavorable changes in unobservable inputs in net income(loss)		(152)	[8]		(199)	[11]	(200)	[13]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[8]		0	[11]	0	[13]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[8]		₩ 0	[11]	₩ 0	[13]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes are calculated by increasing or decreasing growth rate (0%~1%) and discount rate or liquidation value (-1%~1%), which are major unobservable variables.		Fair value changes are calculated by increasing or decreasing growth rate (0%~1%) and discount rate or liquidation value (-1%~1%), which are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Loans | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 56,002			₩ 104,505		₩ 213,635
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		754	[1]		483	[2]	17,544	[3]
Other comprehensive income		0			0		0
Purchases/issuances		326,516			577,296		802,092
Disposals/settlements		(348,496)			(626,282)		(928,766)
Transfer to or out of level 3		0	[4]		0	[4]	0	[5]
Ending balance		34,776			56,002		104,505
Derivative assets
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		50	[16]		88	[17]	2,453	[18]
Unfavorable changes in unobservable inputs in net income(loss)		(51)	[16]		(95)	[17]	(1,993)	[18]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[16]		0	[17]	0	[18]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[16]		₩ 0	[17]	₩ 0	[18]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.		Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.	Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative assets | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 129,138			₩ 93,970		₩ 29,348
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		(1,169)	[1]		41,620	[2]	64,359	[3]
Other comprehensive income		0			0		0
Purchases/issuances		327			2,273		582
Disposals/settlements		(127,108)			(8,725)		(319)
Transfer to or out of level 3		0	[4]		0	[4]	0	[5]
Ending balance		1,188			129,138		93,970
Other foreign currency financial assets | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		42,408			41,679		0
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		5,937	[1]		729	[2]	0	[3]
Other comprehensive income		0			0		0
Purchases/issuances		0			0		41,679
Disposals/settlements		0			0		0
Transfer to or out of level 3		0	[4]		0	[4]	0	[5]
Ending balance		48,345			42,408		41,679
Others
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		2,554	[10],[15]		4,098	[11]	2,860	[13]
Unfavorable changes in unobservable inputs in net income(loss)		(2,402)	[10],[15]		(3,921)	[11]	(2,790)	[13]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[10],[15]		0	[11]	0	[13]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[10],[15]		₩ 0	[11]	₩ 0	[13]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%~10%) and volatility (-10%p~10%p), which are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%~10%) and volatility (-10%p~10%p), which are major unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
Others | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 183,274			₩ 144,840		₩ 96,191
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		13,336	[1]		9,015	[2]	16,744	[3]
Other comprehensive income		0			0		0
Purchases/issuances		58,813			32,214		40,836
Disposals/settlements		(17,157)			(2,795)		(8,931)
Transfer to or out of level 3		0	[4]		0	[4]	0	[5]
Ending balance		238,266			183,274		144,840
Financial assets at FVTOCI | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		548,164			557,065
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		0	[1]		0	[2]
Other comprehensive income		10,920			(6,564)
Purchases/issuances		205,757			139,910
Disposals/settlements		(208,870)			(142,224)
Transfer to or out of level 3	[4]	3,463			(23)
Ending balance		559,434			548,164		557,065
Equity securities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0	[9],[15],[19]		0	[7],[12]	0	[12],[14]
Unfavorable changes in unobservable inputs in net income(loss)		0	[9],[15],[19]		0	[7],[12]	0	[12],[14]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		47,087	[9],[15],[19]		28,020	[7],[12]	24,370	[12],[14]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ (32,879)	[9],[15],[19]		₩ (22,302)	[7],[12]	₩ (17,579)	[12],[14]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity securities are calculated by increasing or decreasing correlation between growth rate and discount rate, which are unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing correlation between growth rate and discount rate, which are unobservable variables.	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.		Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
Equity securities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 548,164			₩ 557,065		₩ 581,455
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		0	[1]		0	[2]	0	[3]
Other comprehensive income		10,920			(6,564)		2,084
Purchases/issuances		2,841			343		2,357
Disposals/settlements		(5,954)			(2,657)		(28,831)
Transfer to or out of level 3		3,463	[4]		(23)	[4]	0	[5]
Ending balance		559,434			548,164		557,065
Loans | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		0			0
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		0	[1]		0	[2]
Other comprehensive income		0			0
Purchases/issuances		202,916			139,567
Disposals/settlements		(202,916)			(139,567)
Transfer to or out of level 3	[4]	0			0
Ending balance		0			0		0
Financial liabilities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0			10		41
Unfavorable changes in unobservable inputs in net income(loss)		0			(7)		(39)
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		0			0		0
Financial liabilities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		1,994			9,449		4,641
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		1,115	[1]		1,994	[2]	8,058	[3]
Other comprehensive income		0			0		0
Purchases/issuances		0			0		(351)
Disposals/settlements		(1,707)			(9,449)		(2,899)
Transfer to or out of level 3		0	[4]		0	[4]	0	[5]
Ending balance		1,402			1,994		9,449
Derivative liabilities
Changes in unobservable inputs financial assets liabilities recognition in profit or loss [Abstract]
Favorable changes in unobservable inputs in net income(loss)		0	[16]		10	[17]	41	[18]
Unfavorable changes in unobservable inputs in net income(loss)		0	[16]		(7)	[17]	(39)	[18]
Changes in unobservable inputs financial assets liabilities recognition in other comprehensive income [Abstract]
Favorable changes in unobservable inputs in other comprehensive income(loss)		0	[16]		0	[17]	0	[18]
Unfavorable changes in unobservable inputs in other comprehensive income(loss)		₩ 0	[16]		₩ 0	[17]	₩ 0	[18]
Description of methods and assumptions used in preparing sensitivity analysis		Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.		Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.	Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.		Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
Derivative liabilities | Level 3
Reconciliation of changes in level3 of fair value hierarchy [Abstract]
Beginning balance		₩ 1,994			₩ 9,449		₩ 4,641
Changes in financial assets liabilities measured at fair value level3 of the fair value hierarchy [Abstract]
Business combination					0
Net Income(loss)		1,115	[1]		1,994	[2]	8,058	[3]
Other comprehensive income		0			0		0
Purchases/issuances		0			0		(351)
Disposals/settlements		(1,707)			(9,449)		(2,899)
Transfer to or out of level 3		0	[4]		0	[4]	0	[5]
Ending balance		₩ 1,402			₩ 1,994		₩ 9,449

[1]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 204,822 million Won for the year ended December 31, 2024, which is from financial assets and liabilities that the Group holds as at the end of the year.
[2]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 171,095 million Won for the year ended December 31, 2023, which is from financial assets and liabilities that the Group holds as at the end of the year.
[3]	For financial liabilities, positive numbers represent losses that increase balance and negative numbers represent gains that decrease balance. The gain amounting to 2,770 million Won for the year ended December 31, 2022, which is from financial assets and liabilities that the Group holds as at the end of the year.
[4]	The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
[5]	There were transfers between levels as the availability of observable market data for these financial instruments changed. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
[6]	Fair value changes are calculated by increasing or decreasing stock price volatility by 10%, which are major unobservable variables.
[7]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p). The growth rate, discount rate, and liquidation value are major unobservable variables.
[8]	Fair value changes are calculated by increasing or decreasing growth rate (0%~1%) and discount rate or liquidation value (-1%~1%), which are major unobservable variables.
[9]	Fair value changes of equity securities are calculated by increasing or decreasing growth rate (-1%p~1%p) and discount rate (-1%p~1%p) or liquidation value (-1%p~1%p), which are major unobservable variables.
[10]	Fair value changes of equity securities are calculated by increasing or decreasing stock price (-10%~10%) and volatility (-10%p~10%p), which are major unobservable variables.
[11]	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10%p~10%p). The stock prices and volatility are major unobservable variables.
[12]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which is underlying assets and discount rate by 1%.
[13]	Fair value changes of equity securities are calculated by increasing or decreasing stock prices (-10%~10%) and volatility (-10~10%). The stock prices and volatility are major unobservable variables.
[14]	Fair value changes of equity securities are calculated by increasing or decreasing terminal growth rate (-0.5%~0.5%) and discount rate (-1~1%) or liquidation value (-1~1%). The growth rate, discount rate, and liquidation value are major unobservable variables.
[15]	Even if the sensitivity analysis of the capital contributions and beneficiary certificates among equity securities is not possible in practice, fair value changes of beneficiary certificates and other securities whose major unobservable variables are composed of the real estate are calculated by increasing or decreasing price fluctuation rate of real estate which are underlying assets and discount rate by 1%p.
[16]	Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation or volatility, which are major unobservable variables, by 10% each, respectively.
[17]	Fair value changes of equity related derivatives assets and liabilities are calculated by increasing or decreasing correlation, which are major unobservable variables, by 10%, respectively.
[18]	Fair value changes of equity related derivatives assets and liabilities and equity-linked securities are calculated by increasing or decreasing historical volatility of the stock price and correlation, which are major unobservable variables, by 10%, respectively. In the case of interest rate related derivative assets and liabilities, fair value changes are calculated by increasing or decreasing the volatility of interest rate, which are major unobservable variables, by 10%.
[19]	Fair value changes of equity securities are calculated by increasing or decreasing correlation between growth rate and discount rate, which are unobservable variables.